Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Parentheticals) (Details)	Mar. 31, 2026	Dec. 31, 2025
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	2.50%	2.50%
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.00%	3.00%
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.75%	3.75%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.00%	3.00%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.63%	3.63%
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	5.75%	5.75%
JBS Lux 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.75%	6.75%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	4.38%	4.38%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.50%	6.50%
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	7.25%	7.25%
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	4.25%	4.25%
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.50%	3.50%
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.25%	6.25%
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.88%	6.88%
JBS USA 2035 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	5.95%	5.95%
JBS USA 2055 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.38%	6.38%
JBS Lux 2036 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	5.50%	5.50%
JBS Lux 2056 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.25%	6.25%
JBS Lux 2066 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.38%	6.38%